Fixed Assets, net & Right-of-use Assets (Details)						6 Months Ended
	Apr. 01, 2022 USD ($) item	Mar. 11, 2022 USD ($) item	Jan. 17, 2022 USD ($)	Apr. 12, 2021 USD ($)	May 12, 2020 USD ($)	Jun. 30, 2022 USD ($) item $ / T	May 12, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fixed Assets, Net
Gross consideration of sale of vessels			$ 130,000,000.0
Advances for sale of vessels			$ 13,000,000.0			$ 13,000,000
Amortization of assumed time charter						$ 32,400,000
Number of Container Vessels | item						4
Carrying value of vessels subject to leasing obligation						$ 330,600,000
Instalments due by 12-months period ended:
Less: Current leasing obligation						(46,285,000)		$ (85,815,000)
Leasing obligation, net of current portion						$ 58,093,000		136,513,000
TEU sister vessels
Fixed Assets, Net
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						5,466
TEU container vessels
Fixed Assets, Net
Number of TEU Container Vessels | item	4	2
Overall Container Capacity Number of Twenty Foot Equivalent Units	8,000	7,100
Aggregate purchase price	$ 372,700,000	$ 156,000,000.0
Payments to Acquire Businesses, Gross	49,200,000	31,200,000
Amount expected to be paid in 2022	96,700,000	31,200,000
Amount expected to be paid at vessels delivery in 2024	$ 226,800,000	93,600,000
Supervision fee per vessel		$ 725,000
Citibank/Natwest $815 mil. Facility
Fixed Assets, Net
Credit facility						$ 815,000,000	$ 815,000,000
Vessel
Fixed Assets, Net
Residual value of the fleet						$ 504,100,000		$ 504,100,000
Average life of scrap considered to calculate residual value of vessel, one						10 years
Average life of scrap considered to calculate residual value of vessel, two						5 years
Scrap value per ton (in dollars per ton) | $ / T						300
Instalments due by 12-months period ended:
June 30, 2023						$ 50,532,000
Until May 2024						61,833,000
Total leasing instalments						112,365,000
Less: Imputed interest						(6,582,000)
Total leasing obligation						105,783,000
Less: Deferred finance costs, net						(1,405,000)
Less: Current leasing obligation						(46,285,000)
Leasing obligation, net of current portion						$ 58,093,000
Hyundai Honour And Hyundai Respect
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost					$ 139,100,000
Sale and leaseback arrangement term (in years)					4 years
Repurchase price					$ 36,000,000.0
CMA CGM Melisande, CMA CGM Attila, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost				$ 135,000,000.0
Sale and leaseback arrangement term (in years)				5 years
Repurchase price				$ 31,000,000.0
Wide Alpha
Fixed Assets, Net
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						5,466
Wide Bravo
Fixed Assets, Net
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						5,466
Maersk Euphrates
Fixed Assets, Net
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						5,466
Wide Hotel
Fixed Assets, Net
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						5,466
Wide India
Fixed Assets, Net
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						5,466
Wide Juliet
Fixed Assets, Net
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						5,466